Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and Liabilities Measured on a Recurring Basis

The assets and liabilities measured at fair value on a recurring basis are summarized below:

December 31, 2015	Total carrying value in the consolidated	Quoted Prices In Active Markets for	Significant Other Observable	Significant Unobservable
Description	balance sheet at December 31, 2015	Identical Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets
Available for sale securities	$237,177	2,000	233,312	1,865

December 31, 2014	Total carrying value in the consolidated	Quoted Prices In Active Markets for	Significant Other Observable	Significant Unobservable
Description	balance sheet at December 31, 2014	Identical Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets
Available for sale securities	$303,628	3,980	298,159	1,489
Liabilities
Interest rate swap	$390	—	390	—

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

The assets and liabilities measured at fair value on a non-recurring basis are summarized below:

December 31, 2015	Total carrying value in the	Quoted Prices In Active	Significant Other	Significant
Description	consolidated balance sheet at 12/31/2015	Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Other real estate owned	$1,736	—	—	1,736
Impaired loans, net of allowance of $630	$3,319	—	—	3,319

December 31, 2014	Total carrying value in the	Quoted Prices In Active	Significant Other	Significant
Description	consolidated balance sheet at 12/31/2014	Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Other real estate owned	$1,927	—	—	1,927
Impaired loans, net of allowance of $1,514	$3,869	—	—	3,869

Roll-Forward of the Consolidated Condensed Statement of Financial Condition Items

The table below includes a roll-forward of the balance sheet items for the years ended December 31, 2015 and 2014, (including the change in fair value) for assets and liabilities classified by HopFed Bancorp, Inc. within level 3 of the valuation hierarchy for assets and liabilities measured at fair value on a recurring basis. When a determination is made to classify a financial instrument within level 3 of the valuation hierarchy, the determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, since level 3 financial instruments typically include, in addition to the unobservable or level 3 components, observable components (that is components that are actively quoted and can be validated to external sources), the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology.

	Year ended December 31,
	2015		2014
	Other	Other	Other	Other
	Assets	Liabilities	Assets	Liabilities
Fair value, December 31,	$1,489	—	$1,489	—
Change in unrealized gains (losses) included in other comprehensive income for assets and liabilities still held at December 31,	359	—	—	—
Other than temporary impairment charge	—	—	—	—
Recovery of prior impairment charge	17	—	—	—
Purchases, issuances and settlements, net	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Fair value, December 31,	$1,865	—	$1,489	—

Estimated Fair Values of Financial Instruments

The estimated fair values of financial instruments were as follows at December 31, 2015:

				Using
			Quoted Prices	Significant
			In Active Markets	Other	Significant
		Estimated	for Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
	Amount	Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$46,926	46,926	46,926	—	—
Interest-earning deposits	7,772	7,772	7,772	—	—
Securities available for sale	237,177	237,177	2,000	233,312	1,865
Federal Home Loan Bank stock	4,428	4,428	—	4,428	—
Loans held for sale	2,792	2,792	—	2,792	—
Loans receivable	556,349	552,981	—	—	552,981
Accrued interest receivable	4,139	4,139	—	4,139	—
Financial liabilities:
Deposits	739,406	724,877	—	724,877	—
Advances from borrowers for taxes and insurance	614	614	—	614	—
Advances from Federal Home Loan Bank	15,000	14,985	—	14,985	—
Repurchase agreements	45,770	45,931	—	45,931	—
Subordinated debentures	10,310	10,099	—	—	10,099
Off-balance-sheet liabilities:
Commitments to extend credit	—	—	—	—	—
Commercial letters of credit	—	—	—	—	—

The estimated fair values of financial instruments were as follows at December 31, 2014:

				Using
			Quoted Prices	Significant
			In Active Markets	Other	Significant
		Estimated	for Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
	Amount	Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$34,389	34,389	34,389	—	—
Interest-earning deposits	6,050	6,050	6,050	—	—
Securities available for sale	303,628	303,628	3,980	298,159	1,489
Federal Home Loan Bank stock	4,428	4,428	—	4,428	—
Loans held for sale	1,444	1,444	—	1,444	—
Loans receivable	539,264	537,493	—	—	537,493
Accounts receivable	4,576	4,576	—	4,576	—
Financial liabilities:
Deposits	731,308	714,750	—	714,750	—
Advances from borrowers for taxes and insurance	513	513	—	513	—
Advances from Federal Home Loan Bank	34,000	34,217	—	34,217	—
Repurchase agreements	57,358	57,688	—	57,688	—
Subordinated debentures	10,310	10,099	—	—	10,099
Off-balance-sheet liabilities:
Commitments to extend credit	—	—	—	—	—
Commercial letters of credit	—	—	—	—	—
Market value of interest rate swap	390	390	—	390	—

Foreclosed Assets that were Re-measured and Reported at Fair Value

The following table presents foreclosed assets that were re-measured and reported at fair value:

	Years Ended December 31,
	2015	2014	2013
Beginning balance	$1,927	1,674	1,548
Foreclosed assets measured at initial recognition:
Carrying value of foreclosed assets prior to acquisition	986	1,816	1,535
Proceeds from sale of foreclosed assets	(344)	(1,118)	(908)
Charge-offs recognized in the allowance for loan loss	(117)	(237)	(361)
Losses included in non-interest expense	(716)	(208)	(140)

Fair value	$1,736	1,927	1,674